SCHEDULE OF OTHER INCOME, GAINS OR LOSSES (Details) (Parenthetical) - USD ($)		6 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Sep. 08, 2025	Jul. 22, 2025	Jan. 23, 2025	Dec. 20, 2024	May 31, 2024	Jul. 31, 2021
IfrsStatementLineItems [Line Items]
Number of shares issued				201,950,104	2,250,000	2,250,000
Issued capital, preference shares
Gain (loss) on fair value of preferred shares	[1]		$ 3,539,648
Convertible loan, percentage		8.00%	8.00%
Notional amount		$ 4,350,000					$ 4,350,000
Loss on fair value convertible loan notes			$ 274,000
Preference shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued									3,000
Issued capital, preference shares									$ 6,000,000

[1]	In July 2021, the Group allotted 3,000 Preferred Shares to a shareholder for a consideration of $6,000,000. Preferred Shares were fair valued, using an equity allocation model at the end of each reporting period, which resulted in a gain of $3,539,648 for the six months ended September 30, 2024.